OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income [line items]
Interest income and other	$ 32	$ 41	$ 21
Gain on available for sale investments	15	0	0
Gains on settlement of foreign currency contracts	0	23	31
Gains on disposal	0	0	53
Compensation related to expired Brazilian concession agreements	0	0	17
Other Income, net	$ 47	$ 64	122
Brookfield Renewable
Other income [line items]
Gains on disposal			$ 12
102 MW wind facility California | Brookfield Renewable
Other income [line items]
Percentage of equity interest			22.00%